SECURE ACT 2.0	12 Months Ended
Dec. 31, 2025
Trustmark 401(k) Plan [Member]
SECURE ACT 2.0 [Abstract]
SECURE ACT 2.0
Note 8. SECURE ACT 2.0

The SECURE 2.0 Act of 2022 was signed into law on December 29, 2022. This legislation includes a vast array of provisional changes to retirement plans, becoming effective in 2023 and beyond. Plan management adopted mandatory provisions effective for the year ended December 31, 2025, and continues to evaluate the impact of the adoption and implementation of this legislation on the Plan. The application of SECURE 2.0 Act did not have a material effect on the Plan’s financial statements.